Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of products and services [line items]
Revenue	$ 12,867,201	$ 12,126,793
Managed IT and business process services
Disclosure of products and services [line items]
Revenue	6,980,988	6,722,967
Business and strategic IT consulting and systems integration services
Disclosure of products and services [line items]
Revenue	$ 5,886,213	$ 5,403,826